Segment Information - Summary of Revenue from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Revenues	$ 783,348	$ 722,238	$ 643,190
Retail
Disclosure Of Operating Segments [Line Items]
Revenues	478,955	422,121	387,939
Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	270,557	260,064	223,125
Other
Disclosure Of Operating Segments [Line Items]
Revenues	33,836	40,053	32,126
EMEA
Disclosure Of Operating Segments [Line Items]
Revenues	402,168	345,509	336,452
EMEA | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	331,635	285,797	282,090
EMEA | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	68,619	58,867	49,802
EMEA | Other
Disclosure Of Operating Segments [Line Items]
Revenues	1,914	845	4,560
Americas
Disclosure Of Operating Segments [Line Items]
Revenues	250,264	223,880	179,830
Americas | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	127,690	118,870	96,552
Americas | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	116,811	101,166	78,860
Americas | Other
Disclosure Of Operating Segments [Line Items]
Revenues	5,763	3,844	4,418
Asia
Disclosure Of Operating Segments [Line Items]
Revenues	130,916	152,849	126,908
Asia | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	19,630	17,454	9,297
Asia | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	85,127	100,031	94,463
Asia | Other
Disclosure Of Operating Segments [Line Items]
Revenues	26,159	35,364	23,148
US
Disclosure Of Operating Segments [Line Items]
Revenues	247,049	220,981	177,180
UK
Disclosure Of Operating Segments [Line Items]
Revenues	134,967	124,948	120,278
China
Disclosure Of Operating Segments [Line Items]
Revenues	119,507	134,001	111,830
Germany
Disclosure Of Operating Segments [Line Items]
Revenues	104,854	79,764	70,699
Sweden
Disclosure Of Operating Segments [Line Items]
Revenues	47,273	48,749	57,937
Finland
Disclosure Of Operating Segments [Line Items]
Revenues	22,178	23,353	27,420
The Netherlands
Disclosure Of Operating Segments [Line Items]
Revenues	26,921	25,582	24,047
Other
Disclosure Of Operating Segments [Line Items]
Revenues	$ 80,599	$ 64,860	$ 53,799